Pointer Ridge Office Investment, LLC (Tables)	6 Months Ended
Jun. 30, 2012
Pointer Ridge Office Investment, LLC [Abstract]
Summary Of Condensed Balance Sheets And Statements Of Income Information For Pointer Ridge

Balance Sheets	June 30,	December 31,
	2012	2011

Current assets	$347,265	$429,611
Non-current assets	7,036,555	7,088,001
Liabilities	6,264,732	6,299,819
Equity	1,119,088	1,217,793

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$205,518	$183,390	$411,254	$389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$(45,512)	$(176,637)	$(98,705)	$(237,853)